UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado	80203
(Address of principal executive offices)	(Zip code)

Richard C. Barrett, President 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 – January 31, 2009

Item 1 — Schedule of Investments.

STATEMENT OF INVESTMENTS
STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND		January 31, 2009
		(Unaudited)

	Shares	Market Value

COMMON STOCKS (100.42%)
CONSUMER, NON-CYCLICAL - (3.38%)
Food (3.38%)
Whole Foods Market, Inc.	29,000	$297,250

TOTAL CONSUMER, NON-CYCLICAL		297,250

CONSUMER STAPLES - (3.15%)
Packaged Foods (3.15%)
Smart Balance, Inc.**	38,000	276,260

TOTAL CONSUMER STAPLES		276,260

ENERGY - (10.42%)
Oil & Gas - Drilling (2.71%)
Bronco Drilling Co. Inc.**	45,000	237,600

Oil & Gas Equipment & Services (5.79%)
Dawson Geophysical Co.**	18,250	290,723
Superior Energy Services, Inc.**	14,000	218,120
		508,843
Oil & Gas Exploration & Production (1.92%)
Ivanhoe Energy, Inc.**	300,000	168,300

TOTAL ENERGY		914,743

FINANCIALS - (2.79%)
Regional Banks (2.79%)
Boston Private Financial Holdings, Inc.	52,000	244,920

TOTAL FINANCIALS		244,920

HEALTHCARE - (33.04%)
Biotechnology (2.40%)
Vical, Inc.**	109,000	210,370

Healthcare Equipment (12.69%)
Cynosure, Inc.**	48,000	375,360
Given Imaging Ltd.**	39,000	389,220
Kinetic Concepts, Inc.**	14,500	349,450
		1,114,030
Healthcare Products (2.96%)
Symmetry Medical, Inc.**	38,000	260,300

Healthcare Technology (5.72%)
Eclipsys Corp.**	22,500	197,100
IMS Health, Inc.	21,000	304,920
		502,020
Life Sciences Tools (5.93%)
Charles River Laboratories International, Inc.**	10,500	256,305
Varian, Inc.**	9,500	264,480
		520,785
Pharmaceuticals (3.34%)
Perrigo Co.	10,000	293,500

TOTAL HEALTHCARE		2,901,005

INDUSTRIALS - (20.83%)
Aerospace & Defense (3.73%)
Dynamic Materials Corp.	27,000	327,780

Electrical Components (5.55%)
American Superconductor Corp.**	16,000	258,880
Power-One, Inc.**	224,000	228,480
		487,360
Environmental Control (2.70%)
Energy Recovery, Inc.**	38,000	237,500

Machinery Construction & Farming (3.53%)
Titan International, Inc.	40,000	310,400

Machinery Industrial (5.32%)
American Science & Engineering, Inc.	2,800	218,400
Barnes Group, Inc.	22,000	248,600
		467,000
TOTAL INDUSTRIALS		1,830,040

TECHNOLOGY - (26.81%)
Application Software (10.07%)
Kenexa Corp.**	47,000	319,130
Nuance Communications, Inc.**	35,000	345,100
Web.com Group, Inc.**	73,500	220,500
		884,730
Communications Equipment (2.14%)
EZchip Semiconductor Ltd.**	12,000	187,680

Computers (4.29%)
Synaptics, Inc.**	16,000	377,120

Electronic Manufacturing Services (3.05%)
Jabil Circuit, Inc.	46,000	267,720

Home Entertainment Software (1.91%)
THQ, Inc.**	42,500	167,875

Semiconductor Equipment (2.56%)
Veeco Instruments, Inc.**	46,506	224,624

Services - Data Processing (2.79%)
NeuStar, Inc.**	18,000	245,160

TOTAL TECHNOLOGY		2,354,909

TOTAL COMMON STOCKS
(Cost $15,519,031)		8,819,127

MUTUAL FUNDS (1.73%)
Fifth Third U.S.Treasury Money Market Fund(1) (0.35% 7 day yield)	152,051	152,051

TOTAL MUTUAL FUNDS (Cost $152,051)		152,051

TOTAL INVESTMENTS (102.15%)
(Cost $15,671,082)		$8,971,178
LIABLITIES IN EXCESS OF OTHER ASSETS (-2.15%)		(189,083)
NET ASSETS (100.00%)		$8,782,095

** Non Income Producing Security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

STATEMENT OF INVESTMENTS		January 31, 2009
STONEBRIDGE SMALL-CAP GROWTH FUND		(Unaudited)

	Shares	Market Value

COMMON STOCKS (100.02%)
CONSUMER, NON-CYCLICAL - (3.38%)
Food (3.38%)
Whole Foods Market, Inc.	13,000	$133,250

TOTAL CONSUMER, NON-CYCLICAL		133,250

CONSUMER STAPLES - (3.13%)
Packaged Foods (3.13%)
Smart Balance, Inc.**	17,000	123,590

TOTAL CONSUMER STAPLES		123,590

ENERGY - (11.00%)
Oil & Gas - Drilling (2.74%)
Bronco Drilling Co. Inc.**	20,500	108,240

Oil & Gas Equipment & Services (6.27%)
Dawson Geophysical Co.**	8,200	130,626
Superior Energy Services, Inc.**	7,500	116,850
		247,476
Oil & Gas Exploration & Production (1.99%)
Ivanhoe Energy, Inc.**	140,000	78,540

TOTAL ENERGY		434,256

FINANCIALS - (2.78%)
Regional Banks (2.78%)
Boston Private Financial Holdings, Inc.	23,300	109,743

TOTAL FINANCIALS		109,743

HEALTHCARE - (32.90%)
Biotechnology (2.40%)
Vical, Inc.**	49,000	94,570

Healthcare Equipment (12.65%)
Cynosure, Inc.**	21,500	168,130
Given Imaging Ltd.**	17,500	174,650
Kinetic Concepts, Inc.**	6,500	156,650
		499,430
Healthcare Products (2.95%)
Symmetry Medical, Inc.**	17,000	116,450

Healthcare Technology (5.77%)
Eclipsys Corp.**	10,250	89,790
IMS Health, Inc.	9,500	137,940
		227,730
Life Sciences Tools (5.78%)
Charles River Laboratories International, Inc.**	4,500	109,845
Varian, Inc.**	4,250	118,320
		228,165
Pharmaceuticals (3.35%)
Perrigo Co.	4,500	132,075

TOTAL HEALTHCARE		1,298,420

INDUSTRIALS - (20.48%)
Aerospace & Defense (3.84%)
Dynamic Materials Corp.	12,500	151,750

Electrical Components (5.44%)
American Superconductor Corp.**	7,000	113,260
Power-One, Inc.**	99,500	101,490
		214,750
Environmental Control (2.61%)
Energy Recovery, Inc.**	16,500	103,125

Machinery Construction & Farming (3.54%)
Titan International, Inc.	18,000	139,680

Machinery Industrial (5.05%)
American Science & Engineering, Inc.	1,250	97,500
Barnes Group, Inc.	22,000	101,700
		199,200
TOTAL INDUSTRIALS		808,505

TECHNOLOGY - (26.35%)
Application Software (10.16%)
Kenexa Corp.**	21,000	142,590
Nuance Communications, Inc.**	16,000	157,760
Web.com Group, Inc.**	33,500	100,500
		400,850
Communications Equipment (1.98%)
EZchip Semiconductor Ltd.**	5,000	78,200

Computers (4.18%)
Synaptics, Inc.**	7,000	164,990

Electronic Manufacturing Services (3.02%)
Jabil Circuit, Inc.	20,500	119,310

Home Entertainment Software (1.80%)
THQ, Inc.**	18,000	71,100

Semiconductor Equipment (2.45%)
Veeco Instruments, Inc.**	20,000	96,600

Services - Data Processing (2.76%)
NeuStar, Inc.**	8,000	108,960

TOTAL TECHNOLOGY		1,040,010

TOTAL COMMON STOCKS
(Cost $6,530,244)		3,947,774

MUTUAL FUNDS (2.23%)
Fifth Third U.S.Treasury Money Market Fund(1)
(0.35% 7 day yield)	87,841	87,841

TOTAL MUTUAL FUNDS
(Cost $87,841)		87,841

TOTAL INVESTMENTS (102.25%)
(Cost $6,618,085)		$4,035,615
LIABLITIES IN EXCESS OF OTHER ASSETS (-2.25%)		(88,710)
NET ASSETS (100.00%)		$3,946,905

** Non Income Producing Security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

JANUARY 31, 2009

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund (formerly the Stonebridge Small-Cap Growth - Institutional Fund) and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in common stocks with a strong potential for superior earnings growth over the long-term.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ Net Asset Value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

3.  UNREALIZED APPRECIATION AND DEPRECIAITION ON INVESTMENTS

Stonebridge Institutional Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	337,130
Gross depreciation (excess of tax cost over value)	(7,037,034)
Net unrealized appreciation/(depreciation)	(6,699,904)
Cost of investments for income tax purposes	15,671,082

Stonebridge Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	181,032
Gross depreciation (excess of tax cost over value)	(2,764,917)
Net unrealized appreciation/(depreciation)	(2,583,885)
Cost of investments for income tax purposes	6,619,500

4.  FAIR VALUE MEASUREMENTS:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

	Institutional Fund		Small-Cap Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$8,971,178	$—	$4,035,615	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total	$8,971,178	$—	$4,035,615	$—

All securities of the Fund were valued using Level 1 inputs during the period ended January 31, 2009. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008 the FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	March 31, 2009

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial Officer

Date:	March 31, 2009

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